Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000222751 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000222751 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222751 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000222751 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222752 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000222752 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222752 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000222752 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222750 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000222750 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222750 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000222750 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%